Note 16 - Derivative Liabilities (Detail) (USD $)	1 Months Ended				3 Months Ended			6 Months Ended	12 Months Ended
	Mar. 31, 2012	Aug. 31, 2011	May 31, 2011	Aug. 31, 2010	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)	2,000,000		95,100,000
undefined			$ 30,394,710						$ (30,394,710)
Warrants Issued During Period, Exercise Price (in Dollars per share)		$ 0.27		$ 0.15		$ 0.27		$ 0.20			$ 0.19
Percentage of Total Issued and Outstanding Common Stock Could Be Purchased by Outstanding Warrants	2.00%				2.00%						2.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	4,700,000				4,700,000	4,680,000			4,680,000
Warrants Vesting Conditions, License Fee Benchmark Amount											400,000
Warrants Issued During Period, Term		3 years		2 years		3 years	3 years	3 years			24 months
Warrants and Rights Outstanding						494,626			494,626
Derivative Liabilities						494,626			494,626
Stock Issued During Period, Value, Conversion of Convertible Securities	380,000								39,804	171,550
Gain (Loss) on Derivative Instruments, Net, Pretax					$ 114,626
Series A Convertible Preferred Stock [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)			95,100,000